Transactions with related parties - Summary of Balances Outstanding at the End of Reporting Period (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Receivables from related parties	R$ 10,053,000	R$ 4,720,000
Allowance for expected credit losses on related parties	R$ 0
Top of range
Disclosure of transactions between related parties [line items]
Loans payable term	7 years
Loan to key management personnel [member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	R$ 6,121,000	4,663,000
Convertible Notes [Member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	R$ 3,932,000	R$ 57,000